UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     April 27, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     $1,988,560 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     6434    85000 SH       DEFINED 01              85000
3M Company                  COM                 88579Y101    67316   889367 SH       SOLE                   738667            150700
Accenture Ltd.              COM                 G1150G111    27573   916962 SH       SOLE                   760762            156200
Agilent Technologies Inc.   COM                 00846u101    50210  1337140 SH       SOLE                  1119740            217400
Agilent Technologies Inc.   COM                 00846u101     5632   150000 SH       DEFINED 01             150000
American International GroupCOM                 026874107    72290  1093816 SH       SOLE                   910242            183574
American International GroupCOM                 026874107     8626   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106     6879   160500 SH       DEFINED 01             160500
American Standard Companies COM                 029712106    84354  1968122 SH       SOLE                  1643522            324600
Apache Corporation          COM                 037411105    10910   166540 SH       SOLE                   129040             37500
Apollo Group Inc. Cl A      COM                 037604105    30614   583010 SH       SOLE                   482810            100200
Aramark Corp Cl B           COM                 038521100    21245   719185 SH       SOLE                   597185            122000
Baker Hughes Inc.           COM                 057224107    19314   282372 SH       SOLE                   234772             47600
Bank of America Corp.       COM                 060505104    56665  1244300 SH       SOLE                  1036832            207468
Bank of America Corp.       COM                 060505104    11389   250090 SH       DEFINED 01             250090
Bank of New York Inc.       COM                 064057102    31241   866832 SH       SOLE                   735032            131800
Baxter International Inc.   COM                 071813109     3881   100000 SH       DEFINED 01             100000
Baxter International Inc.   COM                 071813109    37482   965772 SH       SOLE                   807572            158200
Black & Decker Corp         COM                 091797100    20980   241460 SH       SOLE                   199760             41700
BP PLC ADR                  COM                 055622104     2068    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    45517  1171301 SH       SOLE                   966301            205000
CBS Corp-Cl B               COM                 124857202    15702   654813 SH       SOLE                   546513            108300
Chesapeake Energy Corp      COM                 165167107     7844   249730 SH       SOLE                   197130             52600
Chicago Bridge & Iron NV    COM                 167250109    15890   662065 SH       SOLE                   551765            110300
Chicago Bridge & Iron NV    COM                 167250109     3600   150000 SH       DEFINED 01             150000
Cigna Corp                  COM                 125509109     9143    70000 SH       DEFINED 01              70000
Cigna Corp                  COM                 125509109    97592   747142 SH       SOLE                   620442            126700
CIT Group Inc.              COM                 125581108     8670   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101    77453  1639907 SH       SOLE                  1371381            268526
Citigroup Inc.              COM                 172967101     5310   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     7578   120000 SH       SOLE                   120000
Cooper Cameron Corp.        COM                 216640102    50996  1156898 SH       SOLE                   955098            201800
Cooper Cameron Corp.        COM                 216640102    17632   400000 SH       DEFINED 01             400000
Coventry Health Care Inc.   COM                 222862104     5398   100000 SH       DEFINED 01             100000
CVS Corporation             COM                 126650100    31087  1040754 SH       SOLE                   860354            180400
Eaton Corp.                 COM                 278058102    45100   618065 SH       SOLE                   512665            105400
Goldman Sachs Group Inc.    COM                 38141G104    79795   508376 SH       SOLE                   417676             90700
HCA Inc.                    COM                 404119109    36457   796182 SH       SOLE                   663682            132500
Hewlett-Packard Company     COM                 428236103     5777   175600 SH       DEFINED 01             175600
Hewlett-Packard Company     COM                 428236103    57041  1733775 SH       SOLE                  1446675            287100
IAC/Interactive Corp.       COM                 44919P300    17698   600535 SH       SOLE                   501660             98875
IMS Health Inc.             COM                 449934108    35896  1392930 SH       SOLE                  1158730            234200
IMS Health Inc.             COM                 449934108     2577   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101    38545   467387 SH       SOLE                   388287             79100
Int'l Business Machines     COM                 459200101     8247   100000 SH       DEFINED 01             100000
Interstate Bakeries         COM                 46072H108     2000   250000 SH       DEFINED 01             250000
J.C. Penney Co. Inc.        COM                 708160106    39474   653440 SH       SOLE                   545340            108100
JP Morgan Chase & Co.       COM                 46625H100     1915    46000 SH       SOLE                    46000
Jupitermedia Corp.          COM                 48207D101     2697   150000 SH       DEFINED 01             150000
Laboratory Corp of America  COM                 50540R409     5848   100000 SH       DEFINED 01             100000
Laboratory Corp of America  COM                 50540R409    46422   793817 SH       SOLE                   657817            136000
Microsoft Corp.             COM                 594918104    39123  1437802 SH       SOLE                  1199002            238800
Microsoft Corp.             COM                 594918104     2721   100000 SH       DEFINED 01             100000
National-Oilwell Inc.       COM                 637071101     3091    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    39681   466287 SH       SOLE                   383287             83000
Nokia Corp-Spon ADR         COM                 654902204    40153  1937875 SH       SOLE                  1617475            320400
Nokia Corp-Spon ADR         COM                 654902204     4144   200000 SH       DEFINED 01             200000
Origin Agritech Ltd.        COM                 VGG678281     4067   237000 SH       DEFINED 01             237000
Peabody Energy Corp         COM                 704549104      202     4000 SH       SOLE                     4000
Petsmart Inc.               COM                 716768106    35540  1262985 SH       SOLE                  1050185            212800
Petsmart Inc.               COM                 716768106     6296   223729 SH       DEFINED 01             223729
RWE AG- ADR                 COM                 74975E303    48725   559995 SH       SOLE                   458395            101600
Schlumberger Ltd.           COM                 806857108    39140   309235 SH       SOLE                   256335             52900
Tyco Intl Ltd.              COM                 902124106    50574  1881475 SH       SOLE                  1567075            314400
Tyco Intl Ltd.              COM                 902124106     6048   225000 SH       DEFINED 01             225000
Univision Communications - ACOM                 914906102    38835  1126625 SH       SOLE                   942625            184000
Univision Communications - ACOM                 914906102     6894   200000 SH       DEFINED 01             200000
Valero Energy Corp.         COM                 91913Y100     5978   100000 SH       DEFINED 01             100000
Viacom Inc Cl B             COM                 92553P201    25407   654823 SH       SOLE                   546523            108300
Walt Disney Co.             COM                 254687106    37173  1332837 SH       SOLE                  1107537            225300
Walter Industries Inc.      COM                 93317Q105      933    14000 SH       SOLE                    14000
Walter Industries Inc.      COM                 93317Q105     6662   100000 SH       DEFINED 01             100000
Wells Fargo & Co.           COM                 949746101    32676   511608 SH       SOLE                   422708             88900
Wells Fargo & Co.           COM                 949746101     6387   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    49920   545750 SH       SOLE                   455350             90400
Whirlpool Inc.              COM                 963320106     9147   100000 SH       DEFINED 01             100000
YRC Worldwide Inc.          COM                 984249102     7612   200000 SH       DEFINED 01             200000
YRC Worldwide Inc.          COM                 984249102    41427  1088455 SH       SOLE                   911655            176800